INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Increase (decrease) in valuation allowance	$ (6,000)
Federal net operating losses, or NOL, carryforwards	4,500,000
State net operating losses, or NOL, carryforwards	$ 4,500,000
Operating loss carry-forward expiration dates	Dec. 31, 2032
Unrecognized tax benefits	$ 0
Accruals for interest and penalties related to unrecognized tax benefits	$ 0